Other (expense) income and finance costs	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other (expense) income and finance costs
18. Other (expense) income and finance costs

(a) Other (expense) income	December 31, 2020	December 31, 2019

Interest income and other income (expense)	$1,310	$3,154
Gain on disposition of Vila Nova (Note 32)	2,451	—
Gain (loss) on disposal of assets	(5,038)	656
Income from royalty sale	—	8,075
	$(1,277)	$11,885

In June 2019, the Company recognized other income of $8,075 from the sale of a 2.5% net smelter return royalty interest ("NSR") on a property in Turkey. The NSR had a carrying value of nil. Consideration for the sale was $8,075, of which $3,075 was received in cash and $5,000 was settled through the transfer of a mineral property license to the Company in October 2019.
18. Other (expense) income and finance costs (continued)

(b) Finance costs	December 31, 2020	December 31, 2019

Interest on the senior secured notes	$29,486	$18,087
Interest on the term loan	6,380	6,611
Interest on the redeemed 2012 notes	—	17,525
Other interest and financing costs	4,397	3,196
Senior secured notes redemption premium	6,275	—
Amortization of discount and transaction costs of senior secured notes due to early redemption	2,286	—
Write-off of unamortized transaction costs of 2012 notes and ARCA (Note 15(b))	—	3,559
Redemption option derivative gain (Note 15(a))	(1,760)	(4,224)
Interest expense on lease liabilities	1,934	1,828
Asset retirement obligation accretion	1,945	2,532
Total finance costs	$50,943	$49,114
Less: Capitalized interest	—	3,848
	$50,943	$45,266
During the three months ended March 31, 2019, the Company capitalized $3,848 of interest relating to the 2012 notes in property, plant and equipment at the Lamaque mine while this operation was in the pre-commercial production phase. No interest was capitalized subsequent to March 31, 2019 following the declaration of commercial production at Lamaque mine.